Shareholder Report, Holdings (Details)	Dec. 31, 2024
Columbia Variable Portfolio – Emerging Markets Fund - Class 1 | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Columbia Variable Portfolio – Emerging Markets Fund - Class 1 | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Variable Portfolio – Emerging Markets Fund - Class 1 | Trip.com Group Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Variable Portfolio – Emerging Markets Fund - Class 1 | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Emerging Markets Fund - Class 1 | Meituan, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – Emerging Markets Fund - Class 1 | BYD Co., Ltd., Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Emerging Markets Fund - Class 1 | ICICI Bank Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Emerging Markets Fund - Class 1 | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Emerging Markets Fund - Class 1 | Xiaomi Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Emerging Markets Fund - Class 1 | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – Emerging Markets Fund - Class 1 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
Columbia Variable Portfolio – Emerging Markets Fund - Class 1 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Columbia Variable Portfolio – Emerging Markets Fund - Class 1 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Columbia Variable Portfolio – Emerging Markets Fund - Class 1 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Variable Portfolio – Emerging Markets Fund - Class 1 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Variable Portfolio – Emerging Markets Fund - Class 1 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Variable Portfolio – Emerging Markets Fund - Class 1 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Variable Portfolio – Emerging Markets Fund - Class 1 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Emerging Markets Fund - Class 1 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Emerging Markets Fund - Class 1 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – Emerging Markets Fund - Class 1 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Variable Portfolio – Emerging Markets Fund - Class 1 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Variable Portfolio – Emerging Markets Fund - Class 1 | CHINA
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Columbia Variable Portfolio – Emerging Markets Fund - Class 1 | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Columbia Variable Portfolio – Emerging Markets Fund - Class 1 | INDIA
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Columbia Variable Portfolio – Emerging Markets Fund - Class 1 | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Variable Portfolio – Emerging Markets Fund - Class 1 | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Variable Portfolio – Emerging Markets Fund - Class 1 | GREECE
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Variable Portfolio – Emerging Markets Fund - Class 1 | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio – Emerging Markets Fund - Class 1 | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Emerging Markets Fund - Class 1 | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – Emerging Markets Fund - Class 1 | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – Emerging Markets Fund - Class 2 | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Columbia Variable Portfolio – Emerging Markets Fund - Class 2 | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Variable Portfolio – Emerging Markets Fund - Class 2 | Trip.com Group Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Variable Portfolio – Emerging Markets Fund - Class 2 | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Emerging Markets Fund - Class 2 | Meituan, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – Emerging Markets Fund - Class 2 | BYD Co., Ltd., Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Emerging Markets Fund - Class 2 | ICICI Bank Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Emerging Markets Fund - Class 2 | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Emerging Markets Fund - Class 2 | Xiaomi Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Emerging Markets Fund - Class 2 | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – Emerging Markets Fund - Class 2 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
Columbia Variable Portfolio – Emerging Markets Fund - Class 2 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Columbia Variable Portfolio – Emerging Markets Fund - Class 2 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Columbia Variable Portfolio – Emerging Markets Fund - Class 2 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Variable Portfolio – Emerging Markets Fund - Class 2 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Variable Portfolio – Emerging Markets Fund - Class 2 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Variable Portfolio – Emerging Markets Fund - Class 2 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Variable Portfolio – Emerging Markets Fund - Class 2 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Emerging Markets Fund - Class 2 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Emerging Markets Fund - Class 2 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – Emerging Markets Fund - Class 2 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Variable Portfolio – Emerging Markets Fund - Class 2 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Variable Portfolio – Emerging Markets Fund - Class 2 | CHINA
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Columbia Variable Portfolio – Emerging Markets Fund - Class 2 | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Columbia Variable Portfolio – Emerging Markets Fund - Class 2 | INDIA
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Columbia Variable Portfolio – Emerging Markets Fund - Class 2 | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Variable Portfolio – Emerging Markets Fund - Class 2 | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Variable Portfolio – Emerging Markets Fund - Class 2 | GREECE
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Variable Portfolio – Emerging Markets Fund - Class 2 | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio – Emerging Markets Fund - Class 2 | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Emerging Markets Fund - Class 2 | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – Emerging Markets Fund - Class 2 | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – Emerging Markets Fund - Class 3 | Taiwan Semiconductor Manufacturing Co., Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Columbia Variable Portfolio – Emerging Markets Fund - Class 3 | Tencent Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Columbia Variable Portfolio – Emerging Markets Fund - Class 3 | Trip.com Group Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Columbia Variable Portfolio – Emerging Markets Fund - Class 3 | SK Hynix, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Emerging Markets Fund - Class 3 | Meituan, Class B [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Columbia Variable Portfolio – Emerging Markets Fund - Class 3 | BYD Co., Ltd., Class H [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Emerging Markets Fund - Class 3 | ICICI Bank Ltd., ADR [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Emerging Markets Fund - Class 3 | MediaTek, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Columbia Variable Portfolio – Emerging Markets Fund - Class 3 | Xiaomi Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Variable Portfolio – Emerging Markets Fund - Class 3 | MercadoLibre, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Variable Portfolio – Emerging Markets Fund - Class 3 | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.80%
Columbia Variable Portfolio – Emerging Markets Fund - Class 3 | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Columbia Variable Portfolio – Emerging Markets Fund - Class 3 | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
Columbia Variable Portfolio – Emerging Markets Fund - Class 3 | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Columbia Variable Portfolio – Emerging Markets Fund - Class 3 | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Columbia Variable Portfolio – Emerging Markets Fund - Class 3 | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Columbia Variable Portfolio – Emerging Markets Fund - Class 3 | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Variable Portfolio – Emerging Markets Fund - Class 3 | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Columbia Variable Portfolio – Emerging Markets Fund - Class 3 | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Columbia Variable Portfolio – Emerging Markets Fund - Class 3 | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – Emerging Markets Fund - Class 3 | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Variable Portfolio – Emerging Markets Fund - Class 3 | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Columbia Variable Portfolio – Emerging Markets Fund - Class 3 | CHINA
Holdings [Line Items]
Percent of Net Asset Value	27.20%
Columbia Variable Portfolio – Emerging Markets Fund - Class 3 | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	21.90%
Columbia Variable Portfolio – Emerging Markets Fund - Class 3 | INDIA
Holdings [Line Items]
Percent of Net Asset Value	18.00%
Columbia Variable Portfolio – Emerging Markets Fund - Class 3 | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Columbia Variable Portfolio – Emerging Markets Fund - Class 3 | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Columbia Variable Portfolio – Emerging Markets Fund - Class 3 | GREECE
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Variable Portfolio – Emerging Markets Fund - Class 3 | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Columbia Variable Portfolio – Emerging Markets Fund - Class 3 | UNITED ARAB EMIRATES
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Columbia Variable Portfolio – Emerging Markets Fund - Class 3 | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Variable Portfolio – Emerging Markets Fund - Class 3 | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	1.70%